Financial Assets And Financial Liabilities - Summary Of Details Of The Maturities, By Year, Of The Principals And Interest (Detail) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
1 July 2022 - 30 June 2023	€ 53,714,480	€ 34,826,436	€ 12,829,118
1 July 2023 - 30 June 2024	4,910,147	3,220,015	2,004,894
1 July 2024 - 30 June 2025	6,554,466	5,499,469	4,853,426
1 July 2025 - 30 June 2026	5,731,491	4,170,302	1,561,206
1 July 2026 - 30 June 2027	5,324,873	3,870,419	1,405,304
More than five years	3,505,278	3,570,630	245,279
Total	€ 79,740,736	€ 55,157,271	€ 22,899,227